Note 19 (Detail) (USD $)	3 Months Ended			9 Months Ended
	Jul. 31, 2012	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011
Proceeds Received for the Sale of Inventory		$ 27,200,000	$ 36,100,000
Payments to Acquire Interest in Joint Venture		11,400,000	19,700,000	2,889,000	3,288,000
Noncash or Part Noncash Acquisition, Inventory Acquired	43,700,000		9,500,000	43,700,000	9,500,000
Noncash or Part Noncash Acquisition, Debt Assumed	20,600,000		18,500,000	20,600,000	18,500,000
Noncash or Part Noncash Acquisition, Other Liabilities Assumed	13,200,000		9,000,000	13,200,000	(9,000,000)
Number of Joint Ventures	1			1
Advances to Affiliates	13,100,000			13,100,000		11,700,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 59,700,000			$ 59,700,000		$ 57,800,000
Number of Joint Ventures for Which We Do Not Get Any Share of the Profit	1			1
Joint Venture Financing, Percent of Assets	50.00%			50.00%
Joint Venture, Average Debt to Capitalization Ratio	48.00%			48.00%		59.00%